Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

During the three months ended September 30, 2025, an affiliate of the Company advanced a total of $15,600 to cover operating costs. These amounts were due on demand. At September 30, 2025, the balance of $15,600 to this affiliate is reported in due to affiliate on the accompanying condensed consolidated balance sheet.

Cantor Equity Partners, Inc. [Member]
Related Party Transactions [Line Items]
Related Party Transactions

Note 4—Related Party Transactions

Founder Shares

In November 2020, the Sponsor purchased 14,375,000 Class B ordinary shares (the “Founder Shares”) for a purchase price of $25,000. On June 8, 2023 and February 21, 2024, the Sponsor surrendered, for no consideration, 7,906,250 and 3,593,750 Class B ordinary shares, respectively, which the Company cancelled, resulting in a decrease in the total number of Class B ordinary shares outstanding from 14,375,000 shares to 2,875,000 shares. The Class B ordinary shares will automatically convert into nonredeemable Class A ordinary shares in connection with the consummation of the Business Combination and are subject to certain transfer restrictions, as described in Note 7.

On August 14, 2024, due to the underwriter advising the Company that it would not be exercising the over-allotment option, 375,000 Class B ordinary shares were surrendered by the Sponsor for no consideration so that the issued and outstanding Class B ordinary shares represented 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering (not including the Private Placement Shares), resulting in 2,500,000 Class B ordinary shares issued and outstanding and held by the Sponsor.

The Sponsor and the Company’s directors and officers have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Business Combination or (B) subsequent to the Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property. Pursuant to the Sponsor Support Agreement, in connection with the Closing, the Company, Pubco and the Sponsor will enter into an amendment to the transfer restrictions above to amend clause (A) above to be six months after the completion of the Business Combination and to remove clause (B)(x) above.

Private Placement Shares

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 300,000 Private Placement Shares at a price of $10.00 per Private Placement Share ($3,000,000 in the aggregate) in the Private Placement. The net proceeds from the Private Placement were added to the net proceeds from the Initial Public Offering held in the Trust Account. The Sponsor has agreed to waive its redemption rights with respect to the Private Placement Shares in connection with the completion of the Business Combination or otherwise. The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the Business Combination.

Investments Held in the Trust Account

Starting on August 15, 2024, the Company’s investments in U.S. government treasury bills have been held in the Trust Account that is custodied by CF Secured with Continental acting as trustee.

Underwriter

CF&Co., the lead underwriter of the Initial Public Offering, is an affiliate of the Sponsor (see Note 5).

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay CF&Co. a cash fee of $3,500,000 for such services upon the consummation of the Business Combination.

Sponsor Convertible Note Subscription Agreement

On May 22, 2025, the Company, the Sponsor and Pubco entered into a subscription agreement (the “Sponsor Convertible Note Subscription Agreement”) on substantially the same terms as the Convertible Note Subscription Agreements, as described in Note 1, pursuant to which, the Sponsor has agreed to purchase Option Notes with an aggregate principal amount of $12,791,000 at the Closing.

Sponsor Support Agreement and Sponsor Support Agreement Amendment

On June 25, 2025, the Company, the Sponsor, and Pubco entered into the Sponsor Support Agreement Amendment, which amends the Sponsor Support Agreement dated April 22, 2025, as described in Note 1.

M&A Engagement Letter

On April 22, 2025, the Company entered into a letter agreement with CF&Co. (the “M&A Engagement Letter”), pursuant to which the Company engaged CF&Co. as its exclusive financial advisor for the Transactions. CF&Co. is not entitled to receive any fees pursuant to the M&A Engagement Letter but will be indemnified against certain liabilities arising out of its engagement.

PIPE Engagement Letter

On April 22, 2025, the Company entered into a letter agreement with Pubco and CF&Co. (as amended on June 25, 2025, the “PIPE Engagement Letter”), pursuant to which CF&Co. agreed to provide placement agent services in connection with each of the PIPE Investments and certain future capital markets advisory and other non-financial advisory services to Pubco. Pursuant to the PIPE Engagement Letter, CF&Co. may receive a cash fee at the Closing equal to the sum of (i) 0.5% of the value of the Bitcoin to be contributed by Tether and Bitfinex pursuant to the contribution agreement they entered into with Twenty One on April 22, 2025 (the “Contribution Agreement”), (ii) 0.5% of the gross proceeds received by the Company and Pubco pursuant to the April Equity PIPE and the Convertible Notes PIPE (assuming that all April Equity PIPE Investors and Convertible Note Investors fund their commitments in the April Equity PIPE Subscription Agreements and the Convertible Note Subscription Agreements) and (iii) 2.0% of the gross proceeds received by the Company and Pubco pursuant to the June Equity PIPE (assuming that all June Equity PIPE Investors fund their commitments in the June Equity PIPE Subscription Agreements).

Additionally, pursuant to the PIPE Engagement Letter, CF&Co. may also receive the Engagement Letter Notes, such that the aggregate principal value of the Engagement Letter Notes and the Exchange Notes is equal to the sum of (i) 1.5% of the value of the Bitcoin to be contributed by Tether and Bitfinex pursuant to the Contribution Agreement and (ii) 1.5% of the gross proceeds received by the Company and Pubco pursuant to the April Equity PIPE and the Convertible Notes PIPE, subject to certain adjustments.

Related Party Loans

On May 27, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering pursuant to the Pre-IPO Note, which was amended and restated on June 12, 2023 and on May 31, 2024. Prior to the closing of the Initial Public Offering, the amount outstanding under the Pre-IPO Note was approximately $287,000. The Pre-IPO Note was non-interest bearing and was repaid in full upon completion of the Initial Public Offering.

In order to finance transaction costs in connection with the Business Combination, the Sponsor has committed up to $1,750,000 in the Sponsor Loan to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements, including $10,000 per month for office space, administrative and shared personnel support services that will be paid to the Sponsor. The Sponsor Loan does not bear interest and is repayable by the Company to the Sponsor upon consummation of the Business Combination; provided that, pursuant to an amended and restated promissory note, at the Sponsor’s option, at any time beginning 60 days after the date of the Initial Public Offering, all or any portion of the amount outstanding under the Sponsor Loan may be converted into Class A ordinary shares at a conversion price of $10.00 per share. Otherwise, the Sponsor Loan would be repaid only out of funds held outside the Trust Account. As of September 30, 2025 and December 31, 2024, the Company had approximately $904,000 and approximately $333,000, respectively, outstanding under the Sponsor Loan. Pursuant to the Sponsor Support Agreement, the Sponsor has elected to have the amount outstanding under the Sponsor Loan as of the Closing, other than with respect to certain expenses incurred by the Company with respect to the SEC and Nasdaq as further described in the Sponsor Support Agreement, be repaid in Class A ordinary shares at the Closing.

If the Sponsor Loan is insufficient to cover the working capital requirements of the Company, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of both September 30, 2025 and December 31, 2024, the Company had no borrowings under the Working Capital Loans.

In addition, the Sponsor has agreed to lend the Company up to $1,500,000 pursuant to a promissory note (the “Sponsor Note”) in connection with the consummation of the Business Combination, an extension of time for the Company to consummate the Business Combination or the Company’s liquidation (each, a “Redemption Event”), such that an amount equal to $0.15 per Public Share being redeemed in connection with the applicable Redemption Event will be added to the Trust Account and paid to the holders of the applicable redeemed Public Shares on such Redemption Event. The Sponsor Note does not bear interest and will be repaid by the Company at the closing of the Business Combination. If the Company is unable to consummate the Business Combination, the Sponsor Note would be repaid only out of funds held outside of the Trust Account. The Sponsor has waived any claims against the Trust Account in connection with the Sponsor Note.

The Sponsor pays expenses on the Company’s behalf. The Company reimburses the Sponsor for such expenses paid on its behalf. The unpaid balance is included in Payable to related party on the Company’s condensed consolidated balance sheets. As of September 30, 2025 and December 31, 2024, the Company had $0 and approximately $1,000, respectively, as payable outstanding to the Sponsor for such expenses paid on the Company’s behalf. In addition, any accrued but unpaid balances are included in Receivable from related party in the Company’s condensed consolidated balance sheets. As of September 30, 2025 and December 31, 2024, the Company had approximately $11,000 and $0, respectively, as receivable outstanding from the Sponsor.

Administrative Services Agreement

The Company has agreed to pay $10,000 a month to the Sponsor for office space, administrative and shared personnel support services. Services commenced on August 13, 2024, the date the Class A ordinary shares were first listed on the Nasdaq Stock Market and will terminate upon the earlier of the consummation by the Company of the Business Combination or the liquidation of the Company. During the three months ended September 30, 2025 and 2024, the Company incurred $30,000 and $16,000, respectively, for these services. During the nine months ended September 30, 2025 and 2024, the Company incurred $90,000 and $16,000, respectively, for these services.

Note 4 — Related Party Transactions

Founder Shares

In November 2020, the Sponsor purchased 14,375,000 Class B ordinary shares (the “Founder Shares”) for a purchase price of $25,000. On June 8, 2023 and February 21, 2024, the Sponsor surrendered, for no consideration, 7,906,250 and 3,593,750 Class B ordinary shares, respectively, which the Company cancelled, resulting in a decrease in the total number of Class B ordinary shares outstanding from 14,375,000 shares to 2,875,000 shares. The Class B ordinary shares will automatically convert into nonredeemable Class A ordinary shares in connection with the consummation of the Business Combination and are subject to certain transfer restrictions, as described in Note 7.

On August 14, 2024, due to the underwriter advising the Company that it would not be exercising the over-allotment option, 375,000 Class B ordinary shares were surrendered by the Sponsor for no consideration so that the issued and outstanding Class B ordinary shares represented 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering (not including the Private Placement Shares), resulting in 2,500,000 Class B ordinary shares issued and outstanding and held by the Sponsor.

The Sponsor and the Company’s directors and officers have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the Business Combination or (B) subsequent to the Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Private Placement Shares

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 300,000 Private Placement Shares at a price of $10.00 per Private Placement Share ($3,000,000 in the aggregate) in the Private Placement. The net proceeds from the Private Placement have been added to the net proceeds from the Initial Public Offering held in the Trust Account. The Sponsor has entered into a letter agreement with the Company pursuant to which it has agreed to waive its redemption rights with respect to the Private Placement Shares in connection with the completion of the Business Combination or otherwise. The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the Business Combination.

Available-for-Sale Debt Securities Held in the Trust Account

As of December 31, 2024, the fair value of the Company’s investments in U.S. government treasury bills held in the Trust Account at CF Secured was approximately $101,976,000. As of December 31, 2023, the Company did not have any investments.

Underwriter

Cantor Fitzgerald & Co. (“CF&Co.”), the lead underwriter of the Initial Public Offering, is an affiliate of the Sponsor (see Note 5).

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay CF&Co. a cash fee of $3,500,000 for such services upon the consummation of the Business Combination.

Related Party Loans

On May 27, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering pursuant to a promissory note (the “Original Note”). On June 12, 2023, the Company entered into an amended and restated Original Note (the “A&R Note”). On May 31, 2024, the Company entered into a second amended and restated Original Note (the “Pre-IPO Note”). Prior to the closing of the Initial Public Offering, the amount outstanding under the Pre-IPO Note was approximately $287,000. The Pre-IPO Note was non-interest bearing and was repaid in full upon completion of the Initial Public Offering. As of December 31, 2024 and 2023, the Company had $0 and approximately $182,000, respectively, outstanding under the Pre-IPO Note.

In order to finance transaction costs in connection with the Business Combination, the Sponsor has committed up to $1,750,000 in the Sponsor Loan to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements, including $10,000 per month for office space, administrative and shared personnel support services that will be paid to the Sponsor. The Sponsor Loan does not bear interest and is repayable by the Company to the Sponsor upon consummation of the Business Combination; provided that, pursuant to an amended and restated promissory note, at the Sponsor’s option, at any time beginning 60 days after the date of the Initial Public Offering, all or any portion of the amount outstanding under the Sponsor Loan may be converted into Class A ordinary shares at a conversion price of $10.00 per share. Otherwise, the Sponsor Loan would be repaid only out of funds held outside the Trust Account. As of December 31, 2024 and 2023, the Company had approximately $333,000 and $0, respectively, outstanding under the Sponsor Loan.

If the Sponsor Loan is insufficient to cover the working capital requirements of the Company, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of both December 31, 2024 and 2023, the Company had no borrowings under the Working Capital Loans.

In addition, the Sponsor has agreed to lend the Company up to $1,500,000 pursuant to a promissory note (the “Sponsor Note”) in connection with the consummation of the Business Combination, an extension of time for the Company to consummate the Business Combination or the Company’s liquidation (each, a “Redemption Event”), such that an amount equal to $0.15 per Public Share being redeemed in connection with the applicable Redemption Event will be added to the Trust Account and paid to the holders of the applicable redeemed shares on such Redemption Event. The Sponsor Note does not bear interest and will be repaid by the Company at the closing of the Business Combination.

If the Company is unable to consummate the Business Combination, the Sponsor Note would be repaid only out of funds held outside of the Trust Account. The Sponsor has waived any claims against the Trust Account in connection with the Sponsor Note.

The Sponsor pays expenses on the Company’s behalf. The Company reimburses the Sponsor for such expenses paid on its behalf. The unpaid balance is included in Payable to related party on the Company’s balance sheets. As of December 31, 2024 and 2023, the Company had approximately $1,000 and $0, respectively, as payable outstanding to the Sponsor for such expenses paid on the Company’s behalf.

Administrative Support Agreement

The Company has agreed to pay $10,000 a month to the Sponsor for office space, administrative and shared personnel support services. Services commenced on August 13, 2024, the date the Class A ordinary shares were first listed on the Nasdaq Stock Market, and will terminate upon the earlier of the consummation by the Company of the Business Combination or the liquidation of the Company. During the years ended December 31, 2024 and 2023, the Company incurred approximately $46,000 and $0, respectively, for these services.

Independent Directors Compensation

Commencing on August 12, 2024, the Company compensates its independent directors through cash payments for their services on the Company’s board of directors. As a result, during the year ended December 31, 2024, the Company recognized approximately $23,000 of compensation expense on its statement of operations. The corresponding accrued compensation payable recognized on the Company’s balance sheet was approximately $23,000 as of December 31, 2024.